Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Advertising expense	$ 111,900	$ 151,600	$ 130,100
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of services	(2,553,083)	(2,553,479)	(2,417,315)
Service revenue	(4,136,556)	$ (4,375,586)	$ (3,977,693)
Cumulative effect | Pro Forma | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of services	64,000
Service revenue	$ 64,000